UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

8080 N. Central Expressway, Suite 210/LB 59

Dallas, Texas 75206

(Address of principal executive offices)

214-891-8294

(Registrant’s telephone number, including area code)

Russell Cleveland

President and CEO

RENN Capital Group, Inc.

8080 N. Central Expressway, Suite 210/LB 59

Dallas, Texas 75206

(Name and address of agent for service of process)

214-891-8294

(Agent’s telephone number, including area code)

Copy to:

Steven B. Boehm, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Ave. N.W.

Washington, DC 20004-2415

Date of fiscal year end: December 31

June 30, 2015

(Date of reporting period)

Item 1. Semi-Annual Report to Shareholders

RENN Fund, Inc.

2015 Semi-Annual Report

"The Entrepreneurial Difference"

RENN

SEMI-ANNUAL REPORT TO SHAREHOLDERS

OF

RENN FUND, INC.

June 30, 2015

Dear Shareholders,

The market for smaller companies has been under pressure for some time. Unless a company can become an “institutional stock” there appears to be little interest. The main reason is the disappearance of the individual stock broker and regional brokerage firms. In our portfolio, for example, Flamel Technologies (NASDAQ:FLML) became an institutional stock and rose from $4 to more than $20 per share in the past several years. We believe Bovie Medical (NYSE:BVX) could become an institutional favorite. This has not happened as yet, and the stock is down from last year. Meanwhile, the company is making progress on their revolutionary surgical technology, J-Plasma.

Our financial position remains strong. At June 30, 2015, we had $1,261,676 in cash, 14.2% of the portfolio. Our net asset value per share was $1.99 compared to $2.21 at year end. Our NAV can move 5-10% on short order. Any pick up in Bovie Medical will have a large impact on the portfolio.

Portfolio Review

Flamel Technologies (NASDAQ:FLML) remains our largest holding at 23.8% on June 30, 2015. We have a very large unrealized profit here. The company continues to roll out new pharma products. This position could generate substantial cash for the Fund.

Bovie Medical (NYSE:BVX) was 21.9% of the portfolio on June 30, 2015. We have 700,000 shares. The company has new management, revolutionary new products, and a strong financial position.

AnchorFree, Inc., our only private company continues to add new customers and is launching several new products in the internet space. The company at current valuation is 18.0% of the portfolio.

Points International (NASDAQW:PCOM) was 7.2% of the portfolio on June 30, 2015. The company is the largest loyalty points company in the world. The company continues to grow, but there is little interest among investors at this time. The stock hit a high in the first quarter of 2014 of $32 and was trading at $12.43 on June 30, 2015.

iSatori, Inc. (OTC:IFIT) has announced a merger with FitLife Brands (OTC:FTLF) to be completed in September which will create a much larger company. FitLife (FTLF) will be the surviving company. At June 30, 2015, iSatori was 6.6% of the portfolio.

Apivio Systems Inc. (Toronto:APVVF) is a new holding, currently 4.0% of the portfolio. The company has developed a new wireless business phone system that is being marketed by industry giant NEC of Japan. The company is run by a successful Canadian entrepreneur.

Other small positions at June 30, 2015, include Charles & Colvard Ltd. (NASDAQ:CTHR), 1.7% of the portfolio. A new successful CEO has recently joined the company. IDI, Inc. (OTC:IDI), 2.4% of the portfolio, has picked up following a corporate reorganization.

Future of the Fund

Your Board of Directors, together with the Investment Manager, continues to study ways to enhance the value of the Fund. In addition to creating more value in the holdings, our choices are:

1.	Liquidate the Fund and distribute cash and shares to our shareholders.
2.	Merge or consider a new corporate transaction.

In coming months we intend to make a decision on our new direction.

To review our history, we began the Fund in 1996 with $39 million. To date we have had distributions of $83.4 million. Again thank you for your support.

Sincerely,

Russell Cleveland

President and CEO

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED JUNE 30, 2014

RENN Fund, Inc.

Schedule of Investments

June 30, 2015 (unaudited)

Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%
Pharmaceutical Preparations	23.8%
Surgical & Medical Instruments & Apparatus	22.0%
Communication Services	18.0%
Services-Business Services, NEC	7.2%
Nutraceuticals	6.6%
Telecommunications	4.1%
Services-Advertising	2.4%
Jewelry, Silverware & Plated Ware	1.7%
Crude Petroleum & Natural Gas	0.4%
Other Assets and Liabilities	13.8%
100.0%

Allocation of Assets by Country (% of Fund’s Net Assets)

See Accompanying Notes to Financial Statements

1

RENN Fund, Inc.

Schedule of Investments

June 30, 2015 (unaudited)

Item 1. SCHEDULE OF INVESTMENTS

Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(7)
	CONVERTIBLE BONDS – 0.36% (3)(4)(8)
	Crude Petroleum & Natural Gas –0.36%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	December 31, 2014	$1,000,000	$32,000
	Total Unaffiliated Convertible Bonds	1,000,000	32,000

	COMMON EQUITIES – 61.12% (3)(4)
	Telecommunications – 4.04%
1,000,000	APIVIO Sys Inc	$304,095	360,000

	Business Services, NEC – 7.16%
51,300	Points International, Ltd.	280,440	637,659

	Crude Petroleum & Natural Gas – 0.03%
808,445	PetroHunter Energy Corporation	101,056	2,587

	Jewelry, Silverware, and Plated Ware –1.70%
100,000	Charles & Colvard Ltd.	444,317	151,000

	Services – Advertising –2.45%
100,000	IDI, Inc.	685,598	218,000

	Pharmaceutical Preparations –23.80%
100,000	Flamel Technologies	406,974	2,119,000

	Surgical & Medical Instruments & Apparatus – 21.94%
700,000	Bovie Medical Corporation	1,610,358	1,953,000

	Total Unaffiliated Common Equities	3,832,838	5,441,246

	TOTAL UNAFFILIATED INVESTMENTS	$4,832,838	$5,473,246

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$2,467,792
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(1,827,384)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$640,408

See Accompanying Notes to Financial Statements

2

RENN Fund, Inc.

Schedule of Investments

June 30, 2015 (unaudited)

SCHEDULE OF INVESTMENTS

Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(7)

	CONVERTIBLE PREFERRED EQUITIES – 16.96% (2)(3)(4)
	Communications Service NEC – 16.95%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	$419,812	$1,508,992

	Nutraceuticals – 0.01% (6)
37.5	iSatori Technologies, Inc. Preferred D	75,000	497
	Total Affiliated Other Securities	494,812	1,509,489

	COMMON EQUITIES – 6.63% (2)(3)(4)(6)
	Nutraceuticals – 6.63%
1,113,790	iSatori Technologies, Inc.	9,056,722	590,307

	Total Affiliated Common Equities	9,056,722	590,307

	MISCELLANEOUS SECURITIES – 1.09 (1)(2)(3)(4)(5)
	Communications Service NEC –1.09%
15,023	AnchorFree, Inc., options to buy	92,971	97,199
	Total Affiliated Miscellaneous Securities	92,971	97,199

	TOTAL AFFILIATED INVESTMENTS	9,644,505	2,196,995
	TOTAL UNAFFILIATED INVESTMENTS	4,832,838	5,473,246
	TOTAL INVESTMENTS	$14,477,343	$7,670,241
	OTHER ASSETS AND LIABILITIES – 13.84%		1,231,582
	TOTAL NET ASSETS		$8,901,823

See Accompanying Notes to Financial Statements

3

RENN Fund, Inc.

Schedule of Investments

June 30, 2015 (unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTROLLED AFFILIATES (2)(3)

	Date(s) Acquired	Cost 12/31/14	Cost 06/30/15	Value(7) 06/30/15	% of Net Assets
AnchorFree, Inc.(1)
Preferred A Equity	04/15/11	$419,812	$419,812	$1,508,992	16.95%
AnchorFree, Inc. (1)(5)
Options to buy @ $0.3971	06/29/12	92,971	92,971	97,199	1.09%
iSatori Technologies, Inc. (6)
Preferred D Equity	10/13/99	75,000	75,000	497	0.01%
iSatori Technologies, Inc. (6)	10/02/98
Common Equity	to 12/31/10	9,056,722	9,056,722	590,307	6.63%

Total Restricted and Controlled Affiliated Securities		$9,644,505	$9,644,505	$2,196,995	24.68%

(1)	Securities in a privately owned company.

(2)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.

(3)	Non-Income Producing.

(4)	Percentage is calculated as a percentage of net assets.

(5)	These options represent the Fund’s ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors. These options expire three months after Russell Cleveland ceases to be a service provider.

(6)	“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company. A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.

(7)	See Note 4 to the Financial Statements.

(8)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.0032.

See Accompanying Notes to Financial Statements

4

RENN Fund, Inc.

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS

Assets:
Investments at fair value
Unaffiliated investments, cost of $4,832,838	$5,473,246
Affiliated and controlled investments, cost of $9,131,722	590,804
Affiliated investments, cost of $512,783	1,606,191
Total investments, cost of $14,477,343		$7,670,241
Cash and cash equivalents		1,261,676
Dividends receivable		74
Prepaid and other assets		48,788
		$8,980,779

LIABILITIES AND NET ASSETS

Liabilities:
Accounts payable		$29,498
Accounts payable – affiliate		49,458
Total liabilities		$78,956

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized, 4,673,867 shares issued, and 4,463,967 shares outstanding		$4,673,867
Additional paid in capital		22,722,670
Treasury stock at cost		(1,734,967)
Accumulated net realized loss on investments		(9,952,645)
Net unrealized depreciation of investments		(6,807,102)
Net assets		$8,901,823
Net assets value per share		$1.99

See Accompanying Notes to Financial Statements

5

RENN Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

Investment income:
Interest income	$377
Dividend income	349
726

Expenses:
General and administrative	20,523
Shareholder expenses	23,746
Legal fees	27,140
Audit and accounting fees	78,520
Directors’ fees and expenses	46,500
Insurance expense	27,760
Management fee to affiliate	76,410

300,599

Net investment loss	(299,873)

Realized and unrealized gain (loss) on investments:
Net unrealized depreciation of investments	(1,279,926)
Net realized gain on investments – unaffiliated	624,332

Net loss on investments	$(655,594)

Net decrease in net assets resulting from operations	$(955,467)

Net decrease in net assets resulting from operations per share	$(0.21)

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

6

RENN Fund, Inc.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2015 (unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014

From operations:
Net investment loss	$(299,873)	$(521,123)
Net realized gain (loss) on investment	624,332	(7,333,866)
Net unrealized appreciation (depreciation) of investments	(1,279,926)	7,173,339

Net decrease in net assets resulting from operations	(955,467)	(681,650)

Net assets:
Beginning of period	9,857,290	10,538,940

End of period	$8,901,823	$9,857,290

See Accompanying Notes to Financial Statements

7

RENN Fund, Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2015 (unaudited)

Cash flows from operating activities:
Decrease in net assets resulting from operations	$(955,467)
Adjustments to reconcile decrease in net assets to net cash provided by (used in) operating activities:
Net unrealized depreciation on investments	1,279,926
Net realized gain on investments	(624,332)
Increase in dividend receivable	(60)
Increase in prepaid and other assets	(31,010)
Increase in accounts payable	28,286
Decrease in accounts payable-affiliate	(3,882)
Purchase of investments	(304,096)
Proceeds from sale of investments	1,366,240

Net cash provided by operating activities	755,605

Net increase in cash and cash equivalents	755,605

Cash and cash equivalents at beginning of the period	506,071

Cash and cash equivalents at end of the period	$1,261,676

See Accompanying Notes to Financial Statements

8

RENN Fund, Inc.

Notes to Financial Statement

For the Six Months Ended June 30, 2015 (unaudited)

Note 1	Organization and Business Purpose

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2	Summary of Significant Accounting Policies

Valuation of Investments

All investments are stated at their estimated fair value, as described in Note 4.

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis. Change in unrealized gain/loss is reflected during the period of the change. Dividend income is recorded on the record date. Interest income is recorded as earned on an accrual basis. For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies. The Fund reserves any dividends or interest income which is deemed to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of June 30, 2015, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts. The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of June 30, 2015, cash equivalents were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

9

RENN Fund, Inc.

Notes to the Financial Statements

For the Six Months Ended June 30, 2015 (unaudited)

Note 2	Summary of Significant Accounting Policies, continued

Income Tax

The Fund has elected the special income tax treatment available to “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders. The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders. It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC. Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders. Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years. There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3	Management Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund. In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses. A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter. The Fund incurred $76,410, during the six months ended June 30, 2015, for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund. Such reimbursements were $20,193 during the six months ended June 30, 2015.

Note 4	Valuation of Investments

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

10

RENN Fund, Inc.

Notes to the Financial Statements

For the Six Months Ended June 30, 2015 (unaudited)

Note 4	Valuation of Investments (continued)

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

11

RENN Fund, Inc.

Notes to the Financial Statements

For the Six Months Ended June 30, 2015 (unaudited)

Note 4	Valuation of Investments (continued)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$0	$32,000	$0	$32,000
Convertible Preferred Equities	0	1,509,489	0	1,509,489
Common stock	6,031,553	0	0	6,031,553
Miscellaneous Securities	0	97,199	0	97,199
Total Investments	$6,031,553	$1,638,688	$0	$7,670,241

See page 1, Schedule of Investments for a breakdown of the valuation by industry type.

As of June 30, 2015, no portfolio companies were classified as Level 3.

Note 5	Income Taxes

During 2015 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s stockholders.  During the six months ended June 30, 2015, there was no taxable investment income or taxable net realized long-term capital gain, and therefore no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the six months ended June 30, 2015.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

12

RENN Fund, Inc.

Notes to the Financial Statements

For the Six Months Ended June 30, 2015 (unaudited)

Note 6	Financial Highlights

Selected per share data and ratios for each share of common stock outstanding are as follows:

	June 30,	Years Ended December 31,
	2015	2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.21	$2.36	$2.53	$2.13	$2.79	$4.07

Net investment loss	(0.07)	(0.12)	(0.14)	(0.13)	(0.18)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.15)	(0.03)	(0.03)	0.53	(0.48)	(1.16)

Total return from investment operations	(0.21)	(0.15)	(0.17)	0.40	(0.66)	(1.28)

Net asset value, end of period	$1.99	$2.21	$2.36	$2.53	$2.13	$2.79
Per-share market value, end of period	$1.24	$1.30	$1.45	$1.42	$1.82	$1.96

Portfolio turnover rate	3.92%	0.00%	42.58%	32.29%	14.46%	7.36%

Total investment return based on market value: (a)	(4.62)%	(10.34)%	2.11%	(21.98)%	(7.14)%	(24.62)%

Ratio to average net assets: (b)
Net investment loss	(3.29)%	(4.86)%	(5.11)%	(5.34)%	(7.30)%	(3.66)%

Expenses	3.30%	4.86%	5.47%	6.51%	5.25%	5.47%

(a)	Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions. Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

Note 7	Related Party Transactions

In 2009 Russell Cleveland received options to purchase 100,000 common shares of AnchorFree, Inc., at $0.3971 per share, as compensation for financial advisory services provided to the board of directors. These options will expire three months after Russell Cleveland ceases to be on the AnchorFree Board of Directors. In accordance with the existing agreement between the Fund and Mr. Cleveland, the Fund will receive 15,023 shares at no cost when the options are exercised. Russell Cleveland disclaims any beneficial ownership in the Fund's portion.

There were no similar related party transactions during the first six months of 2015.

13

RENN Fund, Inc.

Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2015 (unaudited)

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees. Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund. The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended. The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund. The aggregate compensation paid to the directors during the period covered by this Report was $46,500.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov. Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request by calling collect (214) 891-8294. You may also obtain the description on the Fund’s website at www.rencapital.com.

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30. It is filed with the SEC on Form N-PX and is available by calling collect (214) 891-8294 and on the SEC’s website at www.sec.gov.

Matters Submitted for Shareholder Votes

During the six months period covered by this report, issues were presented to the shareholders for their vote at the Annual Meeting of Shareholders on May 22, 2015.

The record date for determination of shareholders entitled to vote was March 25, 2015. As of the record date there were outstanding 4,463,967 shares of the Fund’s Common Stock, constituting all of the outstanding voting securities of the Fund. Each such share was entitled to one vote. At the Meeting, the holders of 3,448,299 shares, or 77.25%, of the Fund’s Common Stock were represented in person or by proxy, constituting a quorum.

The issues presented and the results of the voting thereon are as follows:

Issue One: Election of one Class Two Director.  The nominee was Charles C. Pierce, Jr., for a 3-year term, and the number of votes received for this nominee’s election constituted a majority of the votes cast.  The votes were as follows:

Nominee	Votes For	Votes Withheld
Charles C. Pierce, Jr.	2,784,738 (62.38%)	625,198 (14.00%)

The Remaining Directors are:	Term Expires at Annual Meeting to be Held In
Russell Cleveland	2016
Ernest C. Hill	2016
J. Phillip McCormick	2017

14

RENN Fund, Inc.

Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2015 (unaudited)

Issue Two: Ratification of the appointment of BKD, LLP, as the auditor of the Fund for the fiscal year ending December 31, 2015. The vote was as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,908,603 (65.16%)	250,409 (5.61%)	250,924 (5.62%)	0

Board Approval of the Investment Advisory Contract

At the Board meeting held April 15, 2015, the disinterested Directors of the Board reviewed the Investment Advisory Agreement entered into with RENN Group. In conjunction with that review, the Directors noted that the quarterly rate of 0.4375% for the Adviser’s management fee was above average, but not unreasonable compared to that of other closed-end funds of similar engagement and it indicated no undue level of profit for the Adviser.  No additional performance fee is provided, and the administrative services are structured to approximate an at-cost relationship. The disinterested Directors also reviewed the expenses incurred by the Adviser on the Fund’s behalf. Upon close examination it was concluded that the Fund’s expenses were properly managed.  The Adviser’s performance was compared to similar closed-end funds, and it was found to be acceptable. Based on the overall impact of these factors, the disinterested Directors of the Board found it appropriate to approve renewal of the Investment Advisory Agreement for another one-year term.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis. Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested. You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co. You may terminate participation by notifying the Plan Agent in writing. If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately. Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC., whose telephone number is (718) 921-8200 extension 6856 and whose address is 6201 15th Ave, Brooklyn, NY 11219-5498.

15

This report contains forward-looking statements.  Such statements reflect the current views of the Fund with respect to future events and are subject to certain risks, uncertainties and assumptions.  Although the Fund believes that the expectations reflected in such forward-looking statements are reasonable, should one or more of these risks or uncertainties materialize, or should underlying assumptions prove incorrect, actual future results or events may vary materially from those described herein.

CORPORATE INFORMATION

Executive Officers

Russell Cleveland	President, Chief Executive Officer, and Chief Financial Officer

Lynne Marie Simon	Secretary

Corporate Offices

RENN Fund, Inc.

Suite 210, LB-59

8080 North Central Expressway

Dallas, Texas 75206-1857

Phone:	(214) 891-8294
Fax:	(214) 891-8291
Email:	invrel@rencapital.com
Website:	www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &

Trust Company, LLC

6201 15th Ave.

Brooklyn, NY 11219

Phone:	(800) 937-5449

Independent Registered Public Accounting Firm

BKD, LLP

14241 Dallas Parkway, Suite 1100

Dallas, TX 75254

Item 2.	Code of Ethics.

Not applicable for a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers.

As of the date of printing this report the Portfolio Manager for the Fund is:

Russell Cleveland, who has served as the Chairman of the Board, President, Chief Executive Officer, and a Class Three Director of the Fund, and majority stockholder of RENN Group since 1994, and as Chief Financial Officer since 2015. He is a Chartered Financial Analyst.

As an employee of the Adviser, the foregoing Portfolio Manager is also assisting the liquidator in facilitating the liquidation of the portfolio of one foreign fund, which is not an investment company registered in the United States or a pooled investment vehicle. The total assets managed for the liquidating fund are $43,797,589 as of June 30, 2015.

There appears to be no potential conflict of interest for the Portfolio Manager, as RENN Fund is the only managed fund currently seeking new investment opportunities.

The Portfolio Manager is employed by RENN Capital Group, Inc., which is the Investment Adviser to the Fund. The Portfolio Manager is compensated by an annual salary and an occasional bonus. Bonuses are generally paid when one or more of the Adviser’s managed funds pay an incentive fee. One of the Adviser’s two managed funds has an incentive fee arrangement. The Fund does not have an incentive fee arrangement.

Russell Cleveland has beneficial ownership in the Fund, and it was more than $100,000 but less than $500,000 as of June 30, 2015.

Item 9.	Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

None

Item 10.	Changes in Procedures for Recommending Director Nominees.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act. No such proposals were received.

Item 11.	Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Chief Financial Officer, the effectiveness of our disclosure controls and procedures were evaluated as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report. Based upon that evaluation, our Chief Executive Officer and Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

Item 12.	Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers – not attached – see Item 2
(a)(2)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS RC
(a)(3)	Solicitation Made to Purchase Securities - not applicable.
(b)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS RC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the undersigned on behalf of the Fund and in the capacities and on the date indicated.

RENN Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and
Chief Financial Officer

Date: August 24, 2015